CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Loss for the year	$ (5,822)	$ (358,613)	[1]	$ (58,472)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Income tax benefit (expense)	(14,821)	(46,695)		49,942
Depreciation and amortization charges, operating allowances and write-downs	104,529	125,677		67,050
Finance income	(3,708)	(1,536)		(1,096)
Finance costs	65,412	30,251		30,405
Financial derivative loss	6,850
Exchange differences	(8,214)	3,513		(35,904)
Impairment losses	30,957	268,089		52,042
Loss (gain) due to changes in the value of assets	(7,504)	(1,891)		912
Loss (gain) on disposal of non-current assets	4,316	(340)		2,214
Share-based compensation	2,405
Other adjustments	2,613	40		(1,968)
Changes in operating assets and liabilities:
Decrease (increase) in inventories	(16,274)	108,207		89,199
Decrease in trade receivables	50,168	56,297		60,715
(Decrease) increase in trade payables	17,613	28,572		(17,028)
Other amounts (paid) received due to operating activities	(12,251)	(50,001)		(20,189)
Income tax paid	(26,764)	(10,933)		(41,968)
Interest paid	(39,130)	(29,468)		(30,405)
Net cash provided by operating activities	150,375	121,169		145,449
Payments due to investments:
Other intangible assets	(811)	(4,914)		(4,539)
Property, plant and equipment	(74,616)	(71,119)		(68,521)
Non-current financial assets	(343)	(9,807)
Current financial assets		(105)
Disposals:
Intangible assets				8,140
Property, plant and equipment				5,446
Non-current financial assets		11		1,465
Current financial assets		99		216
Interest received	952	1,554		1,096
Other amounts received (paid) due to investing activities				(3,046)
Net cash inflow on acquisition of subsidiaries				77,709
Net cash used by investing activities	(74,818)	(84,281)		17,966
Cash flows from financing activities:
Dividends paid		(54,988)		(21,479)
Payments for share issue and registration cost				(9,414)
Payments for debt issuance costs	(16,765)
Proceeds from debt issuance	350,000
Increase/(decrease) in bank borrowings:
Borrowings	31,455	124,384		84,229
Payments	(453,948)	(81,237)		(139,619)
Proceeds from stock option exercises	180
Other amounts paid due to financing activities	(24,319)	61,758		(1,310)
Net cash (used) provided by financing activities	(113,397)	49,917		(87,593)
Total net cash flows for the year	(37,840)	86,805		75,822
Cash and cash equivalents at beginning of period	196,982	116,666		48,651
Exchange differences on cash and cash equivalents in foreign currencies	25,330	(6,489)		(7,807)
Cash and cash equivalents at end of period	184,472	196,982		116,666
Ending balance of cash and cash equivalents from continued operations	$ 184,472	196,931		$ 116,666
Ending balance of cash and cash equivalents from discontinued operations		$ 51

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.